Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of credit risk exposure [line items]
Amortized cost	$ 260,349	$ 241,789
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	258,333	239,375
Non-investment grade	681	790
Impaired	127	134
Carrying amount of securities measured at FVOCI subject to impairment	259,141	240,299
Items not subject to impairment	1,662	1,496
Carrying amount of securities measured at FVOCI	260,803	241,795
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	97,075	99,673
Non-investment grade	1,262	1,267
Amount before allowance for credit losses	98,337	100,940
Allowance for credit losses	14	14
Amortized cost	98,323	100,926
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	258,333	239,375
Non-investment grade	677	786
Carrying amount of securities measured at FVOCI subject to impairment	259,010	240,161
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	97,075	99,673
Non-investment grade	1,120	1,098
Amount before allowance for credit losses	98,195	100,771
Allowance for credit losses	8	8
Amortized cost	98,187	100,763
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	4	4
Carrying amount of securities measured at FVOCI subject to impairment	4	4
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	142	169
Amount before allowance for credit losses	142	169
Allowance for credit losses	6	6
Amortized cost	136	163
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	127	134
Carrying amount of securities measured at FVOCI subject to impairment	$ 127	$ 134